Accrued expenses and other payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accrued expenses and other payables
Deposits	¥ 53,203		¥ 46,961
Payments received on behalf of manachised hotels	199,395		287,516
Deferred rent			6,483
VAT and other taxes payable	19,871		22,120
Payable for purchase of property and equipment	12,617		38,357
Others	45,196		45,943
Total	¥ 330,282	$ 47,886	¥ 447,380